UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: September 30 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  October 31 2006

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $203,911


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4867 100225.00SH       SOLE                100225.00
ACCENTURE LTD.                 COM              G1150G111     4155 131020.00SH       SOLE                131020.00
AEROFLEX INC.                  COM              007768104     3150 306395.00SH       SOLE                306395.00
ALCOA INC                      COM              013817101     3780 134795.00SH       SOLE                134795.00
AMERICAN EXPRESS COMPANY       COM              025816109     4849 86458.00 SH       SOLE                 86458.00
AMERICAN INTL GROUP            COM              026874107     6022 90886.00 SH       SOLE                 90886.00
AMERUS GROUP CO                COM              03072M108     5612 82521.00 SH       SOLE                 82521.00
APACHE CORP                    COM              037411105     4881 77225.00 SH       SOLE                 77225.00
APPLIED MATERIALS, INC         COM              038222105     4592 258972.00SH       SOLE                258972.00
BB&T CORP.                     COM              054937107     5429 123995.00SH       SOLE                123995.00
CHEESECAKE FACTORY             COM              163072101     3532 129919.00SH       SOLE                129919.00
CINTAS CORP                    COM              172908105     4058 99385.00 SH       SOLE                 99385.00
CISCO SYSTEMS                  COM              17275R102     5057 220060.00SH       SOLE                220060.00
DANAHER CORP                   COM              235851102     6909 100615.00SH       SOLE                100615.00
DOVER CORP                     COM              260003108     5465 115190.00SH       SOLE                115190.00
EGL, INC                       COM              268484102     6195 170017.00SH       SOLE                170017.00
EXPEDITORS INTL                COM              302130109     6802 152580.00SH       SOLE                152580.00
EXXON MOBIL CORPORATION        COM              30231G102     9012 134307.00SH       SOLE                134307.00
GARMIN LTD                     COM              G37260109     5981 122610.00SH       SOLE                122610.00
GENERAL ELECTRIC               COM              369604103      582 16500.00 SH       SOLE                 16500.00
GOLDMAN SACHS GROUP INC        COM              38141G104     7362 43516.00 SH       SOLE                 43516.00
HENRY (JACK) & ASSOC, INC      COM              426281101     5570 255635.00SH       SOLE                255635.00
HOME DEPOT                     COM              437076102     3858 106365.00SH       SOLE                106365.00
IBM                            COM              459200101      220  2686.00 SH       SOLE                  2686.00
ILLINOIS TOOL WORKS            COM              452308109     5001 111385.00SH       SOLE                111385.00
INTEL CORP                     COM              458140100     3449 167679.00SH       SOLE                167679.00
JOHNSON & JOHNSON              COM              478160104     4977 76647.00 SH       SOLE                 76647.00
KEYCORP                        COM              493267108      581 15514.00 SH       SOLE                 15514.00
MICROSOFT CORP                 COM              594918104     4072 148877.00SH       SOLE                148877.00
PARKER HANNIFIN                COM              701094104      211  2713.00 SH       SOLE                  2713.00
PEPSICO, INC                   COM              713448108     6646 101846.00SH       SOLE                101846.00
PFIZER                         COM              717081103      301 10615.00 SH       SOLE                 10615.00
PROCTER & GAMBLE               COM              742718109     5608 90476.00 SH       SOLE                 90476.00
SCHERING-PLOUGH                COM              806605101     3890 176100.00SH       SOLE                176100.00
SCHWAB (CHARLES) CORP          COM              808513105     5273 294415.00SH       SOLE                294415.00
SOVEREIGN BANCORP              COM              845905108     5802 269720.00SH       SOLE                269720.00
ST JUDE MEDICAL                COM              790849103     4087 115820.00SH       SOLE                115820.00
SYMBOL TECHNOLOGIES            COM              871508107     3354 225685.00SH       SOLE                225685.00
TIDEWATER INC                  COM              886423102     4132 93512.00 SH       SOLE                 93512.00
VALSPAR CORP                   COM              920355104     5399 202966.00SH       SOLE                202966.00
VARIAN MEDICAL SYSTEMS, INC    COM              92220p105     5040 94400.00 SH       SOLE                 94400.00
WALGREEN                       COM              931422109      208  4686.00 SH       SOLE                  4686.00
WATSON PHARMACEUTICALS         COM              942683103     3745 143103.00SH       SOLE                143103.00
WELLS FARGO COMPANY            COM              949746101     5750 158924.00SH       SOLE                158924.00
WM. WRIGLEY JR. COMPANY        COM              982526105     4206 91320.00 SH       SOLE                 91320.00
ZIMMER HOLDINGS INC            COM              98956p102     4077 60395.00 SH       SOLE                 60395.00
FRANKLIN U.S. GOVERNMENT FUND                   353496607      163 25418.164SH       SOLE                25418.164